Income Taxes - Schedule of Net Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Components Of Deferred Tax Assets And Liabilities [Abstract]
Deferred rent	$ 47	$ 110
AMT credit	31	50
Accrued expenses	1,091	1,341
Deferred revenue	441	359
Net operating loss carryforward	18,722	15,737
Other assets	423	411
Intangible assets	(2,173)	(1,524)
Property and equipment	(166)	(282)
Other liabilities	(28)	(16)
Valuation allowance	(18,882)	(16,531)
Total non-current deferred income tax liabilities	$ (494)	$ (345)